SECURED PROMISSORY NOTE - St. George Secured Convertible Notes - Additional Information (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2019	Sep. 30, 2020	Jan. 01, 2019	Dec. 31, 2018
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				$ 170,000
Non-cash forgiveness of PPP loan		$ 193,200
Payments of financing costs			$ 7,500
St George Secured Convertible Notes
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				$ 2,160,000
Convertible Debt
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding					$ 4,956,745	$ 330,000
Accrued interest expense, noncurrent					1,223,611
Convertible Debt | St George Secured Convertible Notes
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding					1,315,000
Accrued interest expense, noncurrent					$ 252,751
Debt Instrument Face Amount Sold and Issued			845,000
Non-cash forgiveness of PPP loan			700,000
Unamortized discount			140,000
Payments of financing costs			$ 5,000
Debt conversion, average lowest closing price	60.00%
Measurement period after conversion date	10 days
Ownership Of Outstanding Stock Percentage	9.99%